Issuances of Securities (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Issuances of Securities
Number of units total awards outstanding, beginning	46,165,000	47,665,000	47,665,000
Units granted		0	0
Units Exercised/Released	(4,725,000)	(1,500,000)	0
Units Cancelled/Forfeited	1,125,000	0	0
Number of units total awards outstanding, ending	40,315,000	46,165,000	47,665,000
Weighted Average Grant Date Fair Value
Weighted average total awards outstanding, beginning	$ 0.55	$ 0.54	$ 0.54
Weighted average units granted	0	0	0
Weighted average units exercised/released	0.24	0.25	0
Weighted average units cancelled/forfeited	0.99	0	0
Weighted average total awards outstanding, ending	$ 0.48	$ 0.55	$ 0.54
Units Cancelled/Forfeited	(1,125,000)	0	0